OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 27, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Other financial assets measured at fair value		¥ 2,161,085	¥ 457,686		$ 313,328
Yunnan Haoxin
Disclosure of financial assets [line items]
Percentage of equity interests transferred		100.00%	100.00%	100.00%
Chinalco High End Manufacturing Co., Ltd.
Disclosure of financial assets [line items]
Percentage of equity interest acquired	9.16%
Cash and cash equivalents as consideration	¥ 220,000
Gains on disposals of production lines and a subsidiary	¥ 65,000
Chinalco High End Manufacturing Co., Ltd. | Yunnan Haoxin
Disclosure of financial assets [line items]
Percentage of equity interests transferred	100.00%
At fair values
Disclosure of financial assets [line items]
Other financial assets measured at fair value		¥ 2,161,085	¥ 457,686
At fair values | Listed equity investments
Disclosure of financial assets [line items]
Other financial assets measured at fair value		34,751	45,133
At fair values | Listed equity investments | Dongxing securities Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value		5,039	7,674
At fair values | Listed equity investments | China Aluminum International Engineering Corporation Limited
Disclosure of financial assets [line items]
Other financial assets measured at fair value		29,558	37,459
At fair values | Listed equity investments | Zhuhai Kingma Holding Co Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value		154
At fair values | Unlisted Investments
Disclosure of financial assets [line items]
Other financial assets measured at fair value		2,126,334	412,553
At fair values | Unlisted Investments | Sanmenxia Dachang Mining Co., Ltd
Disclosure of financial assets [line items]
Other financial assets measured at fair value		19,336	20,921
At fair values | Unlisted Investments | Inner Mongolia Ganqimaodu Port Development Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value		12,078	16,669
At fair values | Unlisted Investments | Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value		20,149	20,577
At fair values | Unlisted Investments | Chinalco High End Manufacturing Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value		1,727,129
At fair values | Unlisted Investments | Xingxian Shengxing Highway Investment Management Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value		113,850	135,079
At fair values | Unlisted Investments | Fangchenggang Chisha Pier Co., Ltd.
Disclosure of financial assets [line items]
Other financial assets measured at fair value		42,700	21,700
At fair values | Unlisted Investments | jinlong Copper Co Ltd [Member]
Disclosure of financial assets [line items]
Other financial assets measured at fair value		170,265	170,265
At fair values | Unlisted Investments | Other Equity Investments
Disclosure of financial assets [line items]
Other financial assets measured at fair value		¥ 20,827	¥ 27,342